PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,562	$ 2,632
Additions	747	1,176
Deductions/ Payments	(877)	(973)
Effects of foreign exchange and other movements	(25)	(273)
Short-term provisions	1,101	1,064	$ 935
Long-term provisions	1,306	1,498	$ 1,697
Provisions, ending balance	2,407	2,562
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	595	661
Additions	59	47
Deductions/ Payments	(61)	(65)
Effects of foreign exchange and other movements	(27)	(48)
Provisions, ending balance	566	595
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	492	571
Additions	477	606
Deductions/ Payments	(443)	(565)
Effects of foreign exchange and other movements	(4)	(120)
Provisions, ending balance	522	492
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	397	397
Additions	22	20
Deductions/ Payments	(41)	(5)
Effects of foreign exchange and other movements	(29)	(15)
Provisions, ending balance	349	397
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	220	309
Additions	0	25
Deductions/ Payments	(54)	(93)
Effects of foreign exchange and other movements	(14)	(21)
Provisions, ending balance	152	220
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	120	127
Additions	40	40
Deductions/ Payments	(29)	(31)
Effects of foreign exchange and other movements	6	(16)
Provisions, ending balance	137	120
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	31	55
Additions	3	13
Deductions/ Payments	(18)	(27)
Effects of foreign exchange and other movements	7	(10)
Provisions, ending balance	23	31
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	323	269
Additions	53	143
Deductions/ Payments	(103)	(70)
Effects of foreign exchange and other movements	16	(19)
Provisions, ending balance	289	323
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	79	62
Additions	9	32
Deductions/ Payments	(24)	(10)
Effects of foreign exchange and other movements	9	(5)
Provisions, ending balance	73	79
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	244	207
Additions	44	111
Deductions/ Payments	(79)	(60)
Effects of foreign exchange and other movements	7	(14)
Provisions, ending balance	216	244
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	23	25
Additions	9	4
Deductions/ Payments	(4)	(5)
Effects of foreign exchange and other movements	0	(1)
Provisions, ending balance	28	23
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	361	218
Additions	84	278
Deductions/ Payments	(124)	(112)
Effects of foreign exchange and other movements	20	(23)
Provisions, ending balance	$ 341	$ 361